Schedule of Investments (unaudited)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
WPP Finance 2010, 3.75%, 09/19/24	$2,726	$2,901,827

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	688	737,240
3.85%, 06/15/23 (Call 05/15/23)(a)	288	300,353
3.95%, 05/28/24 (Call 02/28/24)	320	339,120
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	511	554,021
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	275	273,119
		2,203,853
Agriculture — 0.9%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	5,069	5,072,143
3.25%, 08/15/26 (Call 05/15/26)	2,055	2,179,780
4.35%, 03/15/24 (Call 02/15/24)	2,617	2,795,950
		10,047,873
Airlines — 0.1%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)(a)	1,008	1,123,849

Apparel — 0.4%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	475	484,334
2.40%, 03/27/25 (Call 02/27/25)	583	605,521
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	1,162	1,277,468
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	383	412,502
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	950	978,985
		3,758,810
Auto Manufacturers — 1.6%
American Honda Finance Corp.
0.65%, 09/08/23	309	308,240
0.75%, 08/09/24	60	59,392
0.88%, 07/07/23	226	226,404
1.00%, 09/10/25	315	310,889
1.20%, 07/08/25	442	439,335
1.30%, 09/09/26	175	172,522
1.95%, 05/10/23	267	271,616
2.05%, 01/10/23	269	273,350
2.15%, 09/10/24	940	965,342
2.40%, 06/27/24	413	426,538
2.90%, 02/16/24	499	518,321
3.45%, 07/14/23	128	133,407
3.55%, 01/12/24	775	815,982
3.63%, 10/10/23	332	348,909
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	3,095	3,045,697
3.65%, 10/01/23 (Call 07/01/23)	1,687	1,764,973
General Motors Co., 4.00%, 04/01/25	525	562,910
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	45	46,511
2.90%, 02/26/25 (Call 01/26/25)	792	820,544
4.00%, 01/15/25 (Call 10/15/24)(a)	510	542,625
4.30%, 07/13/25 (Call 04/13/25)	47	50,795
4.35%, 04/09/25 (Call 02/09/25)	1,320	1,427,884
PACCAR Financial Corp.
0.35%, 08/11/23	211	209,675
0.80%, 06/08/23	106	106,185
	Par
Security	(000)	Value

Auto Manufacturers (continued)
1.80%, 02/06/25(a)	$25	$25,495
1.90%, 02/07/23	162	164,438
2.15%, 08/15/24	80	82,118
2.65%, 04/06/23	80	82,165
3.40%, 08/09/23	27	28,230
Toyota Motor Corp.
2.36%, 07/02/24	90	92,982
3.42%, 07/20/23	236	246,537
Toyota Motor Credit Corp.
0.50%, 08/14/23	230	229,195
1.35%, 08/25/23	141	142,469
1.80%, 02/13/25	353	359,146
2.00%, 10/07/24	222	227,179
2.25%, 10/18/23	76	78,109
2.63%, 01/10/23	45	46,023
2.70%, 01/11/23	158	161,684
2.90%, 03/30/23	233	240,002
2.90%, 04/17/24	148	154,490
3.00%, 04/01/25	388	409,511
3.35%, 01/08/24	75	78,796
3.40%, 04/14/25	122	130,413
3.45%, 09/20/23	242	253,638
		17,080,666
Auto Parts & Equipment — 0.1%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	569	603,026
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	906	961,592
		1,564,618
Banks — 33.6%
Australia & New Zealand Banking Group Ltd./New York NY,
2.05%, 11/21/22	65	65,987
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	3,260	3,258,631
1.13%, 09/18/25	8,276	8,115,777
Banco Santander SA
1.85%, 03/25/26	1,350	1,345,585
2.71%, 06/27/24	105	108,934
2.75%, 05/28/25	485	502,436
3.85%, 04/12/23	295	306,626
5.18%, 11/19/25	710	791,877
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	385	380,245
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	130	127,455
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	488	483,320
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(b)	380	382,763
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	2,381	2,359,928
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	3,980	4,038,705
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	890	914,466
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	598	625,424
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	282	297,682
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	931	975,530
3.50%, 04/19/26	114	122,739
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(b)	1,043	1,076,814

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	$240	$256,238
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(b)	934	976,086
3.88%, 08/01/25	610	662,588
4.00%, 04/01/24	366	389,845
4.00%, 01/22/25	219	234,249
4.10%, 07/24/23	388	409,747
4.13%, 01/22/24	331	352,614
4.20%, 08/26/24	664	711,801
4.45%, 03/03/26(a)	115	126,610
Series L, 3.95%, 04/21/25	782	839,547
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	1,373	1,361,275
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	2,485	2,417,855
1.25%, 09/15/26	2,045	2,004,509
1.85%, 05/01/25	485	493,415
2.50%, 06/28/24	1,237	1,279,813
4.34%, 10/05/28 (Call 10/05/23)(b)	790	833,869
Series E, 3.30%, 02/05/24	2,782	2,916,343
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	180	175,675
1.60%, 04/24/25 (Call 03/24/25)	2,240	2,263,610
1.85%, 01/27/23 (Call 01/02/23)	137	138,933
2.10%, 10/24/24	991	1,018,817
2.20%, 08/16/23 (Call 06/16/23)	2,823	2,889,764
2.80%, 05/04/26 (Call 02/04/26)	45	47,315
2.95%, 01/29/23 (Call 12/29/22)	345	353,746
3.25%, 09/11/24 (Call 08/11/24)	381	402,481
3.40%, 05/15/24 (Call 04/15/24)	441	465,647
3.45%, 08/11/23	910	952,206
3.50%, 04/28/23	1,024	1,064,817
3.95%, 11/18/25 (Call 10/18/25)	115	126,192
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	1,041	1,099,619
Series G, 3.00%, 02/24/25 (Call 01/24/25)	325	343,005
Bank of Nova Scotia (The)
0.40%, 09/15/23	200	198,562
1.05%, 03/02/26	8,135	7,968,070
1.30%, 06/11/25	1,736	1,730,601
1.30%, 09/15/26 (Call 06/15/26)(a)	4,045	3,972,311
1.35%, 06/24/26	2,830	2,797,427
2.20%, 02/03/25	3,784	3,887,946
2.70%, 08/03/26(a)	1,050	1,098,090
3.40%, 02/11/24	2,181	2,293,212
4.50%, 12/16/25	30	33,239
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(SOFR + 2.090%)(b)	2,260	2,260,339
Barclays Bank PLC, 3.75%, 05/15/24	7	7,460
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	2,500	2,502,875
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(b)	1,095	1,131,551
3.65%, 03/16/25	280	297,284
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	1,935	2,043,999
4.34%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.356%)(b)	1,890	1,979,019
4.38%, 09/11/24	25	26,767
4.38%, 01/12/26	1,355	1,483,373
5.20%, 05/12/26	1,030	1,158,266
	Par
Security	(000)	Value

Banks (continued)
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	$2,050	$2,210,494
2.50%, 08/27/24 (Call 07/27/24)	2,515	2,610,293
BNP Paribas SA
3.25%, 03/03/23	1,649	1,703,005
4.25%, 10/15/24	1,355	1,466,747
BPCE SA, 4.00%, 04/15/24	1,800	1,921,050
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(b)	50	52,070
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	802	804,181
0.95%, 10/23/25.	710	697,050
1.25%, 06/22/26	255	248,089
2.25%, 01/28/25	2,103	2,160,938
3.10%, 04/02/24	2,106	2,202,750
3.50%, 09/13/23	2,376	2,495,156
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)(b)	337	343,723
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	276	291,318
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	3,035	2,948,867
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	195	194,483
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	1,195	1,172,164
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	535	540,634
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	1,432	1,504,388
3.30%, 04/27/25	633	672,740
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	1,089	1,140,107
3.38%, 03/01/23(a)	154	158,896
3.40%, 05/01/26(a)	25	26,838
3.50%, 05/15/23	1,058	1,096,067
3.70%, 01/12/26	1,525	1,649,989
3.75%, 06/16/24	226	240,685
3.88%, 10/25/23	242	256,285
3.88%, 03/26/25	400	428,124
4.00%, 08/05/24	319	341,123
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(b)	1,836	1,920,676
4.40%, 06/10/25	1,843	2,004,355
4.60%, 03/09/26	600	663,720
5.50%, 09/13/25	587	664,144
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	320	329,101
3.70%, 03/29/23 (Call 02/28/23)	75	77,731
Comerica Bank
2.50%, 07/23/24	799	828,211
4.00%, 07/27/25	405	439,753
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	2,607	2,721,995
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	15	15,428
4.38%, 08/04/25	285	311,260
4.63%, 12/01/23	170	181,534
Credit Suisse AG/New York NY
1.00%, 05/05/23	292	293,060
2.95%, 04/09/25	130	136,444
3.63%, 09/09/24	1,360	1,446,863
Credit Suisse Group AG
3.75%, 03/26/25	709	754,567
3.80%, 06/09/23	1,076	1,120,396
4.55%, 04/17/26	730	807,124

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	$20	$20,488
Deutsche Bank AG, 4.10%, 01/13/26	455	492,032
Deutsche Bank AG/London, 3.70%, 05/30/24	979	1,031,044
Deutsche Bank AG/New York NY
0.96%, 11/08/23	475	473,618
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	2,860	2,861,087
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	882	894,621
3.70%, 05/30/24	946	993,754
3.95%, 02/27/23	2,060	2,131,894
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	2,445	2,599,842
4.10%, 01/13/26	1,083	1,167,983
Series D, 5.00%, 02/14/22	100	100,798
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	282	288,937
4.20%, 08/08/23	177	186,464
4.68%, 08/09/28 (Call 08/09/23)(b)	1,022	1,073,621
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(b)	105	106,532
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	352	364,081
4.00%, 05/26/25 (Call 04/26/25)	577	618,284
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	25	25,290
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	185	180,024
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	2,267	2,223,428
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	1,030	1,008,669
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	2,570	2,563,858
3.20%, 02/23/23 (Call 01/23/23)	1,741	1,788,999
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	1,947	2,042,695
3.50%, 01/23/25 (Call 10/23/24)	724	765,760
3.50%, 04/01/25 (Call 03/01/25)	499	529,634
3.63%, 01/22/23	607	626,721
3.63%, 02/20/24 (Call 01/20/24)	945	994,612
3.75%, 05/22/25 (Call 02/22/25)	511	546,504
3.85%, 07/08/24 (Call 04/08/24)	643	682,049
4.00%, 03/03/24	1,195	1,269,150
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	300	296,397
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	200	199,716
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	3,235	3,163,021
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	955	950,282
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	945	952,428
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	200	200,286
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	725	745,510
3.03%, 11/22/23 (Call 11/22/22)(b)	127	129,628
3.60%, 05/25/23	285	296,634
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	1,840	1,938,017
3.90%, 05/25/26	4,020	4,345,459
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	560	583,576
4.25%, 03/14/24	355	375,853
4.25%, 08/18/25	387	417,132
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	1,470	1,591,246
4.30%, 03/08/26	245	268,576
4.38%, 11/23/26	2,000	2,185,320
HSBC USA Inc., 3.50%, 06/23/24	200	211,556
	Par
Security	(000)	Value

Banks (continued)
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	$1,260	$1,303,168
4.00%, 05/15/25 (Call 04/15/25)	1,170	1,264,442
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	180	182,111
3.55%, 10/06/23 (Call 09/06/23)	155	162,384
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	2,545	2,533,038
3.55%, 04/09/24	1,772	1,868,911
4.10%, 10/02/23(a)	2,255	2,383,693
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,040	7,595,667
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	170	169,172
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	1,020	989,094
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	100	97,344
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	2,520	2,473,884
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	424	427,579
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	535	528,831
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	2,450	2,485,427
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	3,527	3,586,994
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	564	576,543
2.70%, 05/18/23 (Call 03/18/23)	141	144,559
3.13%, 01/23/25 (Call 10/23/24)	54	56,785
3.20%, 01/25/23	310	319,229
3.20%, 06/15/26 (Call 03/15/26)	50	53,078
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	350	365,200
3.38%, 05/01/23	336	348,009
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	225	233,361
3.63%, 05/13/24	509	539,723
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(b)	223	233,035
3.88%, 02/01/24	158	167,739
3.88%, 09/10/24	856	913,771
3.90%, 07/15/25 (Call 04/15/25)	131	141,673
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	55	59,748
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	670	708,290
7.63%, 10/15/26	10	12,656
7.75%, 07/15/25	25	30,319
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	266	268,093
3.30%, 06/01/25	267	285,738
3.38%, 03/07/23	436	450,977
Lloyds Bank PLC, 3.50%, 05/14/25(a)	700	745,318
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	1,800	1,845,990
2.91%, 11/07/23 (Call 11/07/22)(b)	822	837,232
3.87%, 07/09/25 (Call 07/09/24)(b)	936	994,322
3.90%, 03/12/24	860	912,082
4.05%, 08/16/23	1,150	1,209,570
4.45%, 05/08/25	315	344,371
4.50%, 11/04/24	875	946,286
4.58%, 12/10/25	2,020	2,215,920
4.65%, 03/24/26	3,000	3,316,650
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	320	319,078
0.96%, 10/11/25 (Call 10/11/24)(b)	200	197,748

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.41%, 07/17/25	$500	$497,940
1.64%, 10/13/27 (Call 10/13/26)(b)	200	197,854
2.19%, 02/25/25	1,285	1,315,442
2.80%, 07/18/24(a)	255	265,554
3.41%, 03/07/24	275	288,681
3.46%, 03/02/23	254	262,570
3.76%, 07/26/23	298	312,411
3.78%, 03/02/25	113	121,554
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	145	144,671
1.23%, 05/22/27 (Call 05/22/26)(b)	1,130	1,098,179
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	492	494,140
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	1,230	1,250,467
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	620	639,028
2.72%, 07/16/23 (Call 07/16/22)(b)	100	101,210
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	400	415,104
3.55%, 03/05/23	545	564,211
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	297	312,025
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	50	49,804
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)(b)	110	109,766
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	125	124,694
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	125	123,138
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	4,257	4,118,733
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	2,940	2,886,580
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	4,615	4,561,097
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	1,907	1,946,513
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,867	1,927,734
3.13%, 01/23/23	1,844	1,894,341
3.13%, 07/27/26	2,025	2,142,106
3.70%, 10/23/24	1,932	2,058,952
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	2,882	2,990,565
3.75%, 02/25/23	2,286	2,369,485
3.88%, 01/27/26	2,461	2,672,277
4.00%, 07/23/25	834	904,798
4.10%, 05/22/23	835	873,068
5.00%, 11/24/25	1,148	1,283,866
6.25%, 08/09/26	180	215,656
Series F, 3.88%, 04/29/24	1,891	2,007,259
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	371	365,658
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	15	15,217
National Australia Bank Ltd./New York
1.88%, 12/13/22	60	60,866
3.00%, 01/20/23	20	20,553
3.63%, 06/20/23	47	49,123
National Bank of Canada
0.90%, 08/15/23 (Call 08/15/22)(b)	125	125,160
2.10%, 02/01/23	777	789,564
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	1,770	1,741,326
2.36%, 05/22/24 (Call 05/22/23)(b)	460	468,593
3.75%, 11/01/29 (Call 11/01/24)(b)	1,234	1,294,762
3.88%, 09/12/23	1,445	1,511,297
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	1,510	1,605,266
	Par
Security	(000)	Value

Banks (continued)
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	$1,285	$1,351,884
4.80%, 04/05/26	1,995	2,225,323
5.13%, 05/28/24	1,452	1,571,427
6.00%, 12/19/23	1,095	1,195,948
6.10%, 06/10/23	1,213	1,300,554
Northern Trust Corp., 3.95%, 10/30/25	738	813,453
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	30	31,582
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	305	312,472
2.95%, 02/23/25 (Call 01/24/25)	85	89,592
3.25%, 06/01/25 (Call 05/02/25)	122	130,148
3.30%, 10/30/24 (Call 09/30/24)	27	28,695
3.50%, 06/08/23 (Call 05/09/23)	237	246,679
3.80%, 07/25/23 (Call 06/25/23)	65	68,028
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	781	805,648
3.50%, 01/23/24 (Call 12/23/23)	2,560	2,689,331
3.90%, 04/29/24 (Call 03/29/24)	368	391,530
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,875	1,925,175
Royal Bank of Canada
1.15%, 06/10/25	1,668	1,654,106
1.20%, 04/27/26	225	221,461
1.60%, 04/17/23	506	512,816
2.25%, 11/01/24	1,018	1,049,619
2.55%, 07/16/24	1,133	1,174,649
3.70%, 10/05/23	620	652,308
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	2,239	2,295,983
3.45%, 06/02/25 (Call 05/02/25)	360	379,699
3.50%, 06/07/24 (Call 05/07/24)	351	367,111
4.50%, 07/17/25 (Call 04/17/25)	591	641,820
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	440	434,324
3.37%, 01/05/24 (Call 01/05/23),
(3 mo. LIBOR US + 1.080%)(b)	765	784,507
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(b)	930	994,319
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	135	132,471
Santander UK PLC
2.10%, 01/13/23	57	57,934
2.88%, 06/18/24(a)	30	31,345
4.00%, 03/13/24	197	209,612
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	2,163	2,234,682
2.65%, 05/19/26	25	26,417
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	235	247,770
3.10%, 05/15/23(a)	1,168	1,209,102
3.30%, 12/16/24	903	962,020
3.55%, 08/18/25	2,318	2,512,341
3.70%, 11/20/23	519	548,920
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(a)(b)	518	547,407
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	264,017
3.65%, 07/23/25	260	280,634
3.95%, 07/19/23	115	120,859
3.95%, 01/10/24	20	21,205

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	$1,200	$1,175,928
1.47%, 07/08/25	1,995	1,991,249
2.35%, 01/15/25	1,855	1,901,097
2.45%, 09/27/24	1,025	1,058,179
2.70%, 07/16/24	970	1,005,948
3.75%, 07/19/23	377	394,542
3.94%, 10/16/23	366	386,705
SVB Financial Group, 3.50%, 01/29/25	424	450,021
Svenska Handelsbanken AB, 3.90%, 11/20/23	470	498,792
Toronto-Dominion Bank (The)
0.45%, 09/11/23	533	530,250
0.75%, 06/12/23	513	513,544
0.75%, 09/11/25(a)	530	517,481
0.75%, 01/06/26	30	29,173
1.15%, 06/12/25	1,372	1,363,988
1.20%, 06/03/26(a)	80	78,855
1.25%, 09/10/26	4,025	3,955,528
2.65%, 06/12/24	2,537	2,636,856
3.25%, 03/11/24	1,451	1,523,855
3.50%, 07/19/23	4,158	4,351,513
3.63%, 09/15/31 (Call 09/15/26)(b)	1,000	1,078,830
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	150	150,956
1.50%, 03/10/25 (Call 02/10/25)	30	30,297
2.15%, 12/06/24 (Call 11/05/24)	130	133,544
2.64%, 09/17/29 (Call 09/17/24)(b)	591	609,841
2.75%, 05/01/23 (Call 04/01/23)	245	251,850
3.00%, 02/02/23 (Call 01/02/23)	107	109,725
3.20%, 04/01/24 (Call 03/01/24)	91	95,428
3.30%, 05/15/26 (Call 04/15/26)	50	53,365
3.63%, 09/16/25 (Call 08/16/25)	425	457,160
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(b)	50	52,387
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	65	64,766
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	460	451,817
2.20%, 03/16/23 (Call 02/13/23)	171	174,122
2.50%, 08/01/24 (Call 07/01/24)	213	220,240
2.85%, 10/26/24 (Call 09/26/24)	314	327,838
3.70%, 06/05/25 (Call 05/05/25)	69	74,556
3.75%, 12/06/23 (Call 11/06/23)	415	437,842
4.00%, 05/01/25 (Call 03/01/25)	337	365,426
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	245	246,737
2.40%, 07/30/24 (Call 06/28/24)	211	218,526
3.38%, 02/05/24 (Call 01/05/24)	179	188,192
3.60%, 09/11/24 (Call 08/11/24)	126	134,487
3.70%, 01/30/24 (Call 12/29/23)	206	217,847
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	15	15,222
2.05%, 01/21/25 (Call 12/20/24)	117	120,085
2.80%, 01/27/25 (Call 12/27/24)	77	80,658
3.40%, 07/24/23 (Call 06/23/23)	10	10,423
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(b)	270	274,045
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)	910	927,399
Westpac Banking Corp. 1.15%, 06/03/26	135	132,963
	Par
Security	(000)	Value

Banks (continued)
2.35%, 02/19/25	$1,123	$1,162,339
2.85%, 05/13/26	365	386,338
2.89%, 02/04/30 (Call 02/04/25)(b)	1,406	1,441,136
3.30%, 02/26/24	1,467	1,544,282
3.65%, 05/15/23	1,137	1,186,175
		359,528,237
Beverages — 3.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	225	242,523
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,040	1,120,434
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	55	58,985
Coca-Cola Co. (The), 1.75%, 09/06/24	104	106,155
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,200	5,199,740
2.13%, 10/24/24 (Call 09/24/24)	4,830	4,958,913
2.63%, 04/29/23 (Call 01/29/23)	2,735	2,794,076
3.50%, 09/18/23 (Call 08/18/23)	3,870	4,047,942
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	345	359,173
4.06%, 05/25/23 (Call 04/25/23)	256	267,330
4.42%, 05/25/25 (Call 03/25/25)	324	354,343
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	10,385	10,894,488
PepsiCo Inc.
0.75%, 05/01/23	507	508,541
2.25%, 03/19/25 (Call 02/19/25)	1,335	1,379,269
2.75%, 03/01/23	2,888	2,967,824
2.75%, 04/30/25 (Call 01/30/25)	796	833,714
2.85%, 02/24/26 (Call 11/24/25)	195	206,517
3.50%, 07/17/25 (Call 04/17/25)	2,011	2,165,163
3.60%, 03/01/24 (Call 12/01/23)	542	571,311
		39,036,441
Biotechnology — 1.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	612	622,129
2.25%, 08/19/23 (Call 06/19/23)	797	814,821
2.60%, 08/19/26 (Call 05/19/26)(a)	40	41,531
3.13%, 05/01/25 (Call 02/01/25)	811	854,048
3.63%, 05/22/24 (Call 02/22/24)	2,120	2,237,808
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	305	329,629
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,247	1,356,474
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 12/13/21)	293	292,200
2.50%, 09/01/23 (Call 07/01/23)	1,123	1,152,939
3.50%, 02/01/25 (Call 11/01/24)	959	1,016,377
3.65%, 03/01/26 (Call 12/01/25)	753	811,380
3.70%, 04/01/24 (Call 01/01/24)	2,696	2,839,589
		12,368,925
Building Materials — 0.9%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	300	306,942
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	737	774,432
4.00%, 06/15/25 (Call 03/15/25)	643	692,318
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	2,340	2,472,093
3.90%, 02/14/26 (Call 11/14/25)	3,092	3,369,353
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	565	561,582

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
3.00%, 11/15/23 (Call 09/15/23)	$452	$467,892
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	238	255,293
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	150	158,979
4.20%, 12/01/24 (Call 09/01/24)	254	272,867
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	65	70,948
		9,402,699
Chemicals — 0.7%
Air Products and Chemicals Inc.
2.75%, 02/03/23	82	84,053
3.35%, 07/31/24 (Call 04/30/24)(a)	175	184,875
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	299	321,539
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	379	398,037
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	30	32,394
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	703	743,373
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	263	281,339
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	500	524,820
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	154	155,780
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	15	15,794
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	351	360,158
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	25	26,109
2.70%, 02/21/23 (Call 11/21/22)(a)	61	62,305
LYB International Finance BV, 4.00%, 07/15/23	253	265,417
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	275	301,001
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	368	387,703
Nutrien Ltd.
1.90%, 05/13/23	511	518,180
3.00%, 04/01/25 (Call 01/01/25)(a)	75	78,635
3.38%, 03/15/25 (Call 12/16/21)	115	122,933
3.50%, 06/01/23 (Call 12/16/21)	204	211,395
3.63%, 03/15/24 (Call 12/16/21)	300	317,736
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,236	1,210,551
2.40%, 08/15/24 (Call 07/15/24)	566	584,808
3.20%, 03/15/23 (Call 02/15/23)	307	315,912
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	365	381,717
3.45%, 08/01/25 (Call 05/01/25)	115	122,818
		8,009,382
Commercial Services — 1.9%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	7,585	8,134,685
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	235	262,507
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	471	480,764
3.75%, 03/24/25 (Call 02/24/25)	40	42,832
4.88%, 02/15/24 (Call 11/15/23)(a)	280	301,140
PayPal Holdings Inc.
1.35%, 06/01/23	727	734,386
1.65%, 06/01/25 (Call 05/01/25)	2,499	2,524,340
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	7,352	7,588,734
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	332	361,502
		20,430,890
	Par
Security	(000)	Value

Computers — 2.8%
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	$1,041	$1,046,496
1.75%, 04/01/26 (Call 03/01/26)(a)	887	888,286
2.25%, 04/01/23 (Call 03/01/23)	1,061	1,078,666
4.45%, 10/02/23 (Call 09/02/23)(a)	1,005	1,062,828
4.90%, 10/15/25 (Call 07/15/25)	2,653	2,951,409
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)(d)	1,555	1,531,675
2.20%, 06/17/25 (Call 05/17/25)	1,773	1,815,268
International Business Machines Corp.
3.00%, 05/15/24	4,978	5,208,232
3.30%, 05/15/26	830	889,337
3.38%, 08/01/23	1,784	1,861,194
3.45%, 02/19/26(a)	5,120	5,494,784
3.63%, 02/12/24	2,159	2,280,681
7.00%, 10/30/25	2,078	2,520,572
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	301	309,308
3.63%, 05/15/25 (Call 04/15/25)(a)	656	699,736
		29,638,472
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	409	415,605
2.10%, 05/01/23	598	610,450
3.25%, 03/15/24	1,883	1,989,822
Procter & Gamble Co. (The), 3.10%, 08/15/23	303	315,690
Unilever Capital Corp.
0.38%, 09/14/23(a)	240	238,740
2.60%, 05/05/24 (Call 03/05/24)	614	637,541
3.25%, 03/07/24 (Call 02/07/24)	525	552,127
3.38%, 03/22/25 (Call 01/22/25)	200	213,910
		4,973,885
Distribution & Wholesale — 0.3%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	2,886	2,938,727

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	200	199,596
1.65%, 10/29/24 (Call 09/29/24)	190	189,713
1.75%, 01/30/26 (Call 12/30/25)	2,350	2,310,379
2.45%, 10/29/26 (Call 09/29/26)	730	732,445
2.88%, 08/14/24 (Call 07/14/24)(a)	673	695,539
3.15%, 02/15/24 (Call 01/15/24)	145	149,958
3.30%, 01/23/23 (Call 12/23/22)	200	204,988
3.50%, 01/15/25 (Call 11/15/24)	1,095	1,149,761
4.13%, 07/03/23 (Call 06/03/23)	620	646,276
4.45%, 10/01/25 (Call 08/01/25)	660	715,697
4.50%, 09/15/23 (Call 08/15/23)	320	337,318
4.88%, 01/16/24 (Call 12/16/23)	395	422,318
6.50%, 07/15/25 (Call 06/15/25)	665	761,438
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	200	199,958
Affiliated Managers Group Inc.
3.50%, 08/01/25	20	21,390
4.25%, 02/15/24	295	315,119
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)	805	818,661
2.88%, 01/15/26 (Call 12/15/25)	436	448,151
3.00%, 09/15/23 (Call 07/15/23)	400	411,852
3.25%, 03/01/25 (Call 01/01/25)	479	498,970
3.38%, 07/01/25 (Call 06/01/25)	129	135,357

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.25%, 02/01/24 (Call 01/01/24)	$458	$484,491
4.25%, 09/15/24 (Call 06/15/24)	546	583,221
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	246	258,347
4.25%, 06/15/26 (Call 04/15/26)	25	26,934
4.40%, 09/25/23 (Call 08/25/23)	612	643,628
5.00%, 04/01/23	510	535,046
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	330	331,492
3.05%, 06/05/23 (Call 05/05/23)	498	512,078
3.88%, 05/21/24 (Call 04/21/24)	950	1,001,119
4.63%, 03/30/25	528	577,400
5.13%, 09/30/24	1,575	1,731,901
5.80%, 05/01/25 (Call 04/01/25)(a)	555	629,603
American Express Co.
0.75%, 11/03/23	200	199,608
1.65%, 11/04/26 (Call 10/04/26)	500	499,790
2.50%, 07/30/24 (Call 06/30/24)	2,475	2,558,086
3.00%, 10/30/24 (Call 09/29/24)	1,825	1,916,542
3.13%, 05/20/26 (Call 04/20/26)	380	403,389
3.40%, 02/27/23 (Call 01/27/23)	1,789	1,846,749
3.40%, 02/22/24 (Call 01/22/24)	1,659	1,741,270
3.63%, 12/05/24 (Call 11/04/24)(a)	859	917,841
3.70%, 08/03/23 (Call 07/03/23)	1,680	1,756,238
4.20%, 11/06/25 (Call 10/06/25)	1,272	1,405,395
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	939	987,152
3.70%, 10/15/24	494	531,198
4.00%, 10/15/23	379	401,016
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	675	706,765
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	1,566	1,658,958
4.25%, 06/02/26 (Call 03/02/26)	50	55,315
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	248	261,293
3.55%, 02/01/24 (Call 01/01/24)	207	218,553
3.85%, 05/21/25 (Call 03/21/25)	442	478,836
4.20%, 03/24/25 (Call 02/24/25)	394	430,831
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	795	837,620
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	505	538,098
3.95%, 11/06/24 (Call 08/06/24)	643	686,293
Franklin Resources Inc., 2.85%, 03/30/25	515	542,269
Intercontinental Exchange Inc.
0.70%, 06/15/23	240	239,422
3.45%, 09/21/23 (Call 08/21/23)	139	145,117
4.00%, 10/15/23	313	330,375
Invesco Finance PLC
3.75%, 01/15/26	259	281,139
4.00%, 01/30/24(a)	873	925,598
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,595	1,764,612
Legg Mason Inc., 4.75%, 03/15/26	135	152,357
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	688	707,175
3.38%, 04/01/24	456	481,773
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	234	250,013
Nomura Holdings Inc.
1.65%, 07/14/26(a)	2,490	2,451,803
1.85%, 07/16/25	1,980	1,987,841
2.65%, 01/16/25(a)	285	294,280
	Par
Security	(000)	Value

Diversified Financial Services (continued)
ORIX Corp.
3.25%, 12/04/24	$175	$184,832
4.05%, 01/16/24(a)	250	264,990
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	80	85,270
4.25%, 08/15/24 (Call 05/15/24)	1,242	1,322,370
4.38%, 03/19/24 (Call 02/19/24)	665	706,609
4.50%, 07/23/25 (Call 04/23/25)	1,775	1,927,224
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	2,002	1,953,251
2.85%, 01/10/25 (Call 12/10/24)	2,484	2,582,019
4.25%, 06/09/23 (Call 05/09/23)	1,034	1,082,464
		60,379,783
Electric — 6.4%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,121	4,326,061
3.20%, 04/15/25 (Call 03/15/25)	7,636	8,057,660
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	700	723,877
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	25	26,147
Connecticut Light & Power Co. (The)2.50%, 01/15/23 (Call 10/15/22)	1,174	1,193,207
Series A, 0.75%, 12/01/25 (Call 11/01/25)	70	68,347
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/31/21)	182	181,061
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	767	802,075
Edison International
2.95%, 03/15/23 (Call 01/15/23)	402	410,032
3.55%, 11/15/24 (Call 10/15/24)	220	231,673
4.95%, 04/15/25 (Call 03/15/25)	531	578,875
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	30	31,768
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	881	898,937
Series H, 3.15%, 01/15/25 (Call 10/15/24)	468	491,695
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	1,862	1,937,597
Series N, 3.80%, 12/01/23 (Call 11/01/23)	878	924,139
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	586	570,190
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	2,755	2,711,030
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	245	261,310
3.95%, 06/15/25 (Call 03/15/25)	1,830	1,965,511
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)	3,421	3,596,429
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)(a)	1,305	1,333,345
2.85%, 04/01/25 (Call 03/01/25)	4,659	4,885,334
3.13%, 12/01/25 (Call 06/01/25)	603	641,544
3.25%, 06/01/24 (Call 12/01/23)	763	798,418
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	3,035	3,172,334
Iberdrola International BV, 5.81%, 03/15/25(a)	225	258,212
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,635	2,803,403
3.65%, 06/15/24 (Call 03/15/24)	2,041	2,146,887
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/24 (Call 12/07/23)	227	236,060
3.40%, 11/15/23 (Call 08/15/23)	74	77,261
4.75%, 04/30/43 (Call 04/30/23),
(3 mo. LIBOR US + 2.910%)(b)	1,078	1,101,479

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series D, 1.00%, 10/18/24	$85	$84,597
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23.	10	9,991
2.75%, 05/01/25 (Call 12/22/21)	2,557	2,677,665
2.80%, 01/15/23 (Call 12/22/21)	2,508	2,569,521
3.15%, 04/01/24 (Call 12/22/21)	3,090	3,223,612
3.25%, 04/01/26 (Call 12/22/21)	544	575,748
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	158	164,642
2.95%, 04/01/25 (Call 01/01/25)	2,345	2,459,858
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	35	37,111
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	210	220,489
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	302	315,131
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	361	368,270
3.00%, 05/15/25 (Call 02/15/25)	70	73,767
3.25%, 09/01/23 (Call 08/01/23)	438	455,130
Public Service Electric and Gas Co., 0.95%, 03/15/26 (Call 02/15/26)	72	70,773
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	768	747,057
0.84%, 11/08/23 (Call 05/08/22)	100	99,618
2.88%, 06/15/24 (Call 05/15/24)	2,042	2,123,945
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	135	140,143
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	690	718,545
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)(a)	320	327,181
3.55%, 06/15/24 (Call 12/03/21)	1,485	1,579,654
4.05%, 12/01/23 (Call 12/03/21)	1,348	1,427,572
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	372	386,992
Series D, 3.40%, 06/01/23 (Call 05/01/23)	40	41,321
Series E, 3.70%, 08/01/25 (Call 06/01/25)	510	546,598
		68,886,829
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)(a)	37	37,726
3.15%, 06/01/25 (Call 03/01/25)	87	92,224
		129,950
Electronics — 1.4%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	55	58,243
3.88%, 07/15/23 (Call 04/15/23)	1,688	1,757,731
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	374	390,542
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	165	169,067
3.20%, 04/01/24 (Call 02/01/24)	178	185,869
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,550	2,724,548
4.75%, 06/15/25 (Call 03/15/25)	200	218,370
5.00%, 02/15/23	707	739,402
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	10,665
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	2,673	2,683,157
2.30%, 08/15/24 (Call 07/15/24)	1,547	1,599,258
	Par
Security	(000)	Value

Electronics (continued)
3.35%, 12/01/23(a)	$280	$294,294
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	934	1,015,697
Legrand France SA, 8.50%, 02/15/25(a)	328	398,517
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	868	906,808
4.75%, 12/01/24 (Call 09/01/24)	1,170	1,275,850
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	84	88,469
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(d)	738	728,613
		15,245,100
Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	418	431,238
3.20%, 03/15/25 (Call 12/15/24)	263	277,717
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	266	271,679
3.13%, 03/01/25 (Call 12/01/24)	45	47,435
		1,028,069
Food — 2.4%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	308	326,092
3.65%, 03/15/23 (Call 02/15/23)	1,524	1,575,648
3.95%, 03/15/25 (Call 01/15/25)	520	558,787
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	323	329,596
4.30%, 05/01/24 (Call 04/01/24)	1,358	1,451,784
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	406	426,166
3.70%, 10/17/23 (Call 09/17/23)	1,990	2,088,087
4.00%, 04/17/25 (Call 02/17/25)	1,088	1,174,920
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	515	509,345
2.05%, 11/15/24 (Call 10/15/24)	146	150,139
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	5	4,957
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	500	534,075
JM Smucker Co. (The), 3.50%, 03/15/25	492	524,319
Kellogg Co.
2.65%, 12/01/23	2,577	2,663,433
3.25%, 04/01/26	8,902	9,478,761
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	135	140,914
4.00%, 02/01/24 (Call 11/01/23)	232	245,310
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	570	549,526
3.15%, 08/15/24 (Call 06/15/24)	1,147	1,201,850
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,172	1,175,258
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	165	176,263
5.65%, 04/01/25 (Call 03/01/25)	301	339,368
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	138	144,952
3.95%, 08/15/24 (Call 05/15/24)	267	283,971
		26,053,521
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	420	447,502

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas — 0.3%
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	$187	$192,087
5.20%, 07/15/25 (Call 04/15/25)	210	230,853
5.50%, 01/15/26 (Call 12/15/25)(a)	1,235	1,400,181
ONE Gas Inc.
1.10%, 03/11/24 (Call 12/16/21)	180	177,824
3.61%, 02/01/24 (Call 11/01/23)(a)	276	288,784
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	300	314,994
3.20%, 06/15/25 (Call 03/15/25)	50	52,812
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	310	323,770
		2,981,305
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(b)	467	473,589

Health Care - Products — 0.2%
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	32	34,399
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	313	321,567
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 12/03/21)	312	339,244
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	901	959,421
		1,654,631
Health Care - Services — 1.3%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	411	421,817
3.50%, 11/15/24 (Call 08/15/24)	291	308,693
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	715	710,374
2.38%, 01/15/25 (Call 12/15/24)	525	540,624
3.30%, 01/15/23	424	436,300
3.35%, 12/01/24 (Call 10/01/24)	643	680,185
3.50%, 08/15/24 (Call 05/15/24)	465	490,873
HCA Inc.
4.75%, 05/01/23	363	381,829
5.00%, 03/15/24	2,456	2,649,213
5.25%, 04/15/25	852	947,245
5.25%, 06/15/26 (Call 12/15/25)	195	219,320
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	183	186,861
3.85%, 10/01/24 (Call 07/01/24)	269	287,010
4.50%, 04/01/25 (Call 03/01/25)	652	713,366
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	510	504,625
2.30%, 12/01/24 (Call 11/01/24)(a)	598	614,714
3.25%, 09/01/24 (Call 07/01/24)	589	618,703
3.60%, 02/01/25 (Call 11/01/24)	466	494,146
4.00%, 11/01/23 (Call 08/01/23)	80	84,049
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	215	230,538
3.50%, 03/30/25 (Call 12/30/24)	645	685,564
4.25%, 04/01/24 (Call 01/01/24)	548	583,012
UnitedHealth Group Inc.
2.38%, 08/15/24	93	96,452
3.50%, 06/15/23(a)	153	159,613
3.50%, 02/15/24	212	223,707
3.75%, 07/15/25	236	255,607
		13,524,440
	Par
Security	(000)	Value

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	$20	$21,642
Whirlpool Corp.
3.70%, 05/01/25	2	2,147
4.00%, 03/01/24(a)	15	15,974
		39,763
Household Products & Wares — 0.2%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	833	886,804
Kimberly-Clark Corp.
2.40%, 06/01/23	569	583,885
2.75%, 02/15/26	120	127,206
3.05%, 08/15/25	225	240,012
		1,837,907
Insurance — 1.4%
Aflac Inc.
3.25%, 03/17/25	174	185,193
3.63%, 11/15/24(a)	300	321,705
Allstate Corp. (The)
3.15%, 06/15/23	292	303,078
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(b)	507	531,640
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	265	274,217
3.75%, 07/10/25 (Call 04/10/25)	333	357,712
4.13%, 02/15/24	53	56,478
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	70	74,617
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	230	242,604
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	263	291,738
Lincoln National Corp.
3.35%, 03/09/25	225	239,423
4.00%, 09/01/23(a)	100	105,268
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	228	233,162
Manulife Financial Corp., 4.15%, 03/04/26	145	160,051
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)(a)	388	399,431
3.50%, 06/03/24 (Call 03/03/24)	1,186	1,251,740
3.50%, 03/10/25 (Call 12/10/24)	356	378,709
3.75%, 03/14/26 (Call 12/14/25)	50	54,286
3.88%, 03/15/24 (Call 02/15/24)(a)	1,502	1,594,298
MetLife Inc.
3.00%, 03/01/25	802	847,714
3.60%, 04/10/24(a)	295	312,561
Principal Financial Group Inc.
3.13%, 05/15/23(a)	130	134,372
3.40%, 05/15/25 (Call 02/15/25)	51	54,175
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	413	431,449
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(b)	1,080	1,162,145
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(b)	394	410,162
Reinsurance Group of America Inc., 4.70%, 09/15/23	108	114,958
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	22	23,604
Swiss Re America Holding Corp., 7.00%, 02/15/26	785	953,092
Voya Financial Inc.
3.65%, 06/15/26.	30	32,618

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
5.65%, 05/15/53 (Call 05/15/23),
(3 mo. LIBOR US + 3.580%)(b)	$606	$629,616
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	294	309,359
XLIT Ltd., 4.45%, 03/31/25	2,025	2,217,132
		14,688,307
Internet — 0.5%
Amazon.com Inc.
0.40%, 06/03/23	284	283,074
0.80%, 06/03/25 (Call 05/03/25)	721	710,776
2.40%, 02/22/23 (Call 01/22/23)	245	250,118
2.80%, 08/22/24 (Call 06/22/24)	282	294,665
3.80%, 12/05/24 (Call 09/05/24)	341	366,432
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	345	353,542
3.65%, 03/15/25 (Call 12/15/24)(a)	263	280,863
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	90	88,689
1.90%, 03/11/25 (Call 02/11/25)	511	517,986
2.75%, 01/30/23 (Call 12/30/22)	344	351,389
3.45%, 08/01/24 (Call 05/01/24)	282	296,909
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	1,165	1,302,365
		5,096,808
Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	173	175,854
4.00%, 08/01/23 (Call 05/01/23)	170	177,716
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	473	468,346
4.50%, 04/15/23 (Call 01/15/23)(a)	444	461,325
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	239	245,420
2.80%, 12/15/24 (Call 11/15/24)	360	373,936
		1,902,597
Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	330	349,632

Lodging — 0.8%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	147	160,369
5.38%, 04/23/25 (Call 03/23/25)	545	603,816
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(a)	529	534,073
3.20%, 08/08/24 (Call 07/08/24)	613	624,972
3.50%, 08/18/26 (Call 06/18/26)	30	30,572
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	250	262,640
3.75%, 03/15/25 (Call 12/15/24)	299	316,868
3.75%, 10/01/25 (Call 07/01/25)	95	101,112
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	411	463,900
Series R, 3.13%, 06/15/26 (Call 03/15/26)	110	115,508
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	56	59,036
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	1,000	1,012,070
5.13%, 08/08/25 (Call 06/08/25)	4,159	4,382,796
		8,667,732
Machinery — 1.4%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	160	159,458
0.65%, 07/07/23	364	363,873
	Par
Security	(000)	Value

Machinery (continued)
1.45%, 05/15/25	$327	$328,609
2.15%, 11/08/24	211	217,345
2.63%, 03/01/23	593	607,754
2.85%, 05/17/24	495	517,092
3.25%, 12/01/24(a)	301	319,836
3.30%, 06/09/24	785	829,156
3.45%, 05/15/23	65	67,606
3.65%, 12/07/23	169	178,653
3.75%, 11/24/23	346	366,442
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	267	281,469
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	555	545,143
1.88%, 01/15/26 (Call 12/15/25)	2,060	2,067,931
1.95%, 07/02/23	751	762,625
4.20%, 01/15/24	1,321	1,400,524
CNH Industrial NV, 4.50%, 08/15/23	1,782	1,880,865
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	210	220,065
John Deere Capital Corp.
0.70%, 07/05/23	50	50,040
1.20%, 04/06/23	183	184,515
2.05%, 01/09/25	32	32,951
2.60%, 03/07/24	174	180,527
2.65%, 06/24/24	270	281,324
2.70%, 01/06/23	30	30,696
2.80%, 01/27/23	96	98,456
2.80%, 03/06/23(a)	81	83,260
3.35%, 06/12/24	214	227,148
3.40%, 09/11/25	100	107,720
3.45%, 06/07/23	142	148,014
3.45%, 01/10/24(a)	238	251,099
3.45%, 03/13/25	139	149,015
3.65%, 10/12/23	377	397,056
nVent Finance Sarl, 3.95%, 04/15/23 (Call 12/08/21)	40	41,756
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	556	566,419
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	60	62,865
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	245	256,927
4.40%, 03/15/24 (Call 02/15/24)	287	305,727
		14,569,961
Manufacturing — 3.1%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	585	592,868
2.00%, 02/14/25 (Call 01/14/25)	3,151	3,229,901
2.25%, 03/15/23 (Call 02/15/23)	2,372	2,416,546
2.25%, 09/19/26 (Call 06/19/26)	315	326,129
2.65%, 04/15/25 (Call 03/15/25)	3,241	3,389,114
3.00%, 08/07/25	2,152	2,292,181
3.25%, 02/14/24 (Call 01/14/24)	3,781	3,965,059
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	198	209,223
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	364	382,888
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	326	338,342
3.30%, 11/21/24 (Call 08/21/24)(a)	278	292,734
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	176	188,327
4.30%, 03/01/24 (Call 12/01/23)	10	10,600
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	7,358	7,715,746

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	$2,110	$2,261,182
3.55%, 11/01/24 (Call 08/01/24)	5,298	5,635,430
		33,246,270
Media — 0.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	271	299,051
Comcast Corp.
3.10%, 04/01/25 (Call 12/03/21)	386	408,527
3.38%, 08/15/25 (Call 05/15/25)	296	315,483
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	335	343,626
3.45%, 03/15/25 (Call 12/15/24)	133	140,539
3.80%, 03/13/24 (Call 01/13/24)	179	188,664
3.90%, 11/15/24 (Call 08/15/24)	261	278,453
3.95%, 06/15/25 (Call 03/15/25)	214	229,872
4.90%, 03/11/26 (Call 12/11/25)	10	11,191
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	563	592,828
4.03%, 01/25/24 (Call 12/25/23)	340	359,873
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	247	260,859
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	179	182,108
3.15%, 09/17/25	473	502,056
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	210	222,520
3.70%, 08/15/24 (Call 05/15/24)	120	127,441
3.88%, 04/01/24 (Call 01/01/24)(a)	65	68,612
4.75%, 05/15/25 (Call 04/15/25)	488	537,659
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	259	262,810
3.35%, 03/24/25	791	840,794
3.70%, 09/15/24 (Call 06/15/24)	241	256,166
		6,429,132
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	30	31,682

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	930	1,015,076
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	367	377,368
		1,392,444
Oil & Gas — 2.5%
BP Capital Markets America Inc.
2.75%, 05/10/23	55	56,489
2.94%, 04/06/23.	224	230,160
3.19%, 04/06/25 (Call 03/06/25)	282	297,149
3.22%, 11/28/23 (Call 12/23/21)	351	366,995
3.22%, 04/14/24 (Call 12/23/21)	413	434,711
3.79%, 02/06/24 (Call 01/06/24)	301	318,395
3.80%, 09/21/25 (Call 07/21/25)	219	237,094
BP Capital Markets PLC
2.75%, 05/10/23	115	118,149
3.51%, 03/17/25	282	300,262
3.54%, 11/04/24	133	141,464
3.81%, 02/10/24	463	488,914
3.99%, 09/26/23	274	289,169
Chevron Corp.
1.14%, 05/11/23	107	107,817
	Par
Security	(000)	Value

Oil & Gas (continued)
1.55%, 05/11/25 (Call 04/11/25)	$1,389	$1,401,445
2.57%, 05/16/23 (Call 03/16/23)	283	289,710
2.90%, 03/03/24 (Call 01/03/24)(a)	320	333,098
3.19%, 06/24/23 (Call 03/24/23)	295	304,697
Chevron USA Inc., 0.43%, 08/11/23	219	218,161
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	519	525,830
3.35%, 11/15/24 (Call 08/15/24)	231	244,763
4.95%, 03/15/26 (Call 12/15/25)	130	146,834
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	605	693,723
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	594	616,233
4.75%, 05/31/25 (Call 04/30/25)	662	725,823
Exxon Mobil Corp.
1.57%, 04/15/23	169	171,036
2.71%, 03/06/25 (Call 12/06/24)	297	309,602
2.99%, 03/19/25 (Call 02/19/25)	736	775,096
3.18%, 03/15/24 (Call 12/15/23)	200	209,130
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,926	2,016,233
HollyFrontier Corp.
2.63%, 10/01/23	53	54,250
5.88%, 04/01/26 (Call 01/01/26)	1,804	2,031,069
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	575	605,837
4.50%, 05/01/23 (Call 12/02/21)	126	132,095
4.70%, 05/01/25 (Call 04/01/25)	539	589,062
4.75%, 12/15/23 (Call 12/02/21)	192	205,500
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,000	1,102,220
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)(a)	424	415,749
3.70%, 04/06/23	178	184,383
3.85%, 04/09/25 (Call 03/09/25)(a)	294	314,583
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	869	896,113
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,146	1,185,113
2.70%, 01/25/23	1,200	1,228,020
3.70%, 01/15/24	1,289	1,361,352
3.75%, 04/10/24(a)	1,531	1,626,718
Valero Energy Corp.
1.20%, 03/15/24	395	394,720
2.85%, 04/15/25 (Call 03/15/25)	363	377,814
3.40%, 09/15/26 (Call 06/15/26)	1,020	1,081,588
3.65%, 03/15/25	359	384,259
		26,538,627
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	1,284	1,310,514
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	357	369,952
3.80%, 11/15/25 (Call 08/15/25)	516	558,296
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	580	579,548
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,348	1,410,925
		4,229,235
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	715	768,918
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(a)	79	83,852

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers (continued)
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	$160	$167,178
3.75%, 03/15/25 (Call 01/15/25)	255	273,253
		1,293,201
Pharmaceuticals — 2.8%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	413	440,122
3.75%, 11/14/23 (Call 10/14/23)(a)	109	114,522
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	151	159,249
3.40%, 05/15/24 (Call 02/15/24)(a)	326	341,948
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	100	99,041
1.20%, 05/28/26 (Call 04/28/26)	2,895	2,854,962
AstraZeneca PLC
0.30%, 05/26/23(a)	155	154,306
0.70%, 04/08/26 (Call 03/08/26)	2,737	2,642,382
3.38%, 11/16/25	4,458	4,783,256
3.50%, 08/17/23 (Call 07/17/23)	2,507	2,618,912
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	191	200,317
3.73%, 12/15/24 (Call 09/15/24)	100	106,654
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (Call 01/15/23)	271	277,523
2.90%, 07/26/24 (Call 06/26/24)	191	199,776
3.25%, 02/20/23 (Call 01/20/23)	92	94,772
3.25%, 11/01/23	199	208,532
3.63%, 05/15/24 (Call 02/15/24)	15	15,880
3.88%, 08/15/25 (Call 05/15/25)	173	187,632
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,120	1,164,811
3.75%, 09/15/25 (Call 06/15/25)	625	673,438
Series 2016-CD2, 3.50%, 11/15/24 (Call 08/15/24)	696	736,646
Series 2021-4, 3.20%, 03/15/23	267	274,556
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	437	429,877
3.00%, 07/15/23 (Call 05/16/23)	274	282,565
3.25%, 04/15/25 (Call 01/15/25)	195	205,499
3.50%, 06/15/24 (Call 03/17/24)	323	340,122
3.75%, 07/15/23 (Call 06/15/23)	269	280,718
4.13%, 11/15/25 (Call 09/15/25)	346	377,701
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	808	835,828
3.38%, 08/12/24 (Call 05/12/24)	222	233,584
3.70%, 03/09/23 (Call 02/09/23)	207	214,199
3.88%, 07/20/25 (Call 04/20/25)	628	677,034
4.00%, 12/05/23 (Call 09/05/23)	91	95,850
4.10%, 03/25/25 (Call 01/25/25)	626	676,906
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	242	254,148
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	359	368,463
3.38%, 05/15/23	459	476,896
3.63%, 05/15/25	198	213,494
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	780	815,755
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	162	158,221
3.38%, 12/05/23(a)	177	186,563
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	329	346,977
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	$650	$711,867
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	370	386,632
2.80%, 05/18/23	394	406,407
2.90%, 03/07/24 (Call 02/07/24)	142	148,079
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	183	185,999
3.40%, 05/06/24	390	412,675
Shire Acquisitions Investments Ireland DAC, 2.88%,
09/23/23 (Call 07/23/23)	612	631,370
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	340	361,828
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,030	1,052,135
4.50%, 11/13/25 (Call 08/13/25)	65	71,971
		30,188,600
Pipelines — 2.2%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	118,357
4.95%, 12/15/24 (Call 09/15/24)	207	225,028
5.95%, 06/01/26 (Call 03/01/26)	30	34,613
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	959	1,067,885
7.00%, 06/30/24 (Call 01/01/24)	690	766,721
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	526	576,291
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	295	308,900
Enbridge Inc.
0.55%, 10/04/23	100	99,397
2.50%, 01/15/25 (Call 12/15/24)	584	601,397
3.50%, 06/10/24 (Call 03/10/24)	345	362,347
4.00%, 10/01/23 (Call 07/01/23)	602	630,499
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	683	699,453
3.50%, 09/01/23 (Call 06/01/23)	273	283,172
4.15%, 02/01/24 (Call 11/01/23)	176	185,940
4.25%, 09/01/24 (Call 06/01/24)	270	289,192
4.30%, 05/01/24 (Call 02/01/24)	376	400,801
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	158	161,710
4.30%, 06/01/25 (Call 03/01/25)	301	326,428
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	179	191,756
4.50%, 07/15/23 (Call 04/15/23)	305	318,899
4.88%, 12/01/24 (Call 09/01/24)	509	553,013
4.88%, 06/01/25 (Call 03/01/25)	708	775,791
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	820	832,653
2.75%, 09/01/24 (Call 08/01/24)	1,218	1,259,327
5.85%, 01/15/26 (Call 12/15/25)	2,423	2,789,212
7.50%, 09/01/23 (Call 06/01/23)	860	941,674
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	186	204,207
5.00%, 09/15/23 (Call 06/15/23)	747	791,065
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	50	51,405
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	744	779,868
4.65%, 10/15/25 (Call 07/15/25)	169	184,337

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	$265	$278,467
5.63%, 03/01/25 (Call 12/01/24)	1,191	1,326,834
5.75%, 05/15/24 (Call 02/15/24)	890	972,334
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	718	759,328
4.75%, 03/15/24 (Call 12/15/23)	597	639,596
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	621	671,369
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	482	515,350
4.00%, 09/15/25 (Call 06/15/25)	415	448,080
4.30%, 03/04/24 (Call 12/04/23)	352	373,416
4.50%, 11/15/23 (Call 08/15/23)	234	247,406
4.55%, 06/24/24 (Call 03/24/24)	238	255,843
		23,299,361
Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	290	312,127
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,640	2,965,354
		3,277,481
Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	379	405,333
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	82	84,611
4.13%, 07/01/24 (Call 04/01/24)	238	254,750
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	193	190,356
1.45%, 09/15/26 (Call 08/15/26)	1,015	994,406
1.60%, 04/15/26 (Call 03/15/26)	140	138,376
2.40%, 03/15/25 (Call 02/15/25)	809	829,346
2.95%, 01/15/25 (Call 12/15/24)	310	322,577
3.00%, 06/15/23	1,399	1,442,173
3.38%, 05/15/24 (Call 04/15/24)	969	1,014,950
3.38%, 10/15/26 (Call 07/15/26)	510	541,426
3.50%, 01/31/23	1,746	1,797,245
4.00%, 06/01/25 (Call 03/01/25)	130	139,695
4.40%, 02/15/26 (Call 11/15/25)	365	400,128
5.00%, 02/15/24	1,678	1,813,213
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	309	319,318
3.20%, 01/15/25 (Call 10/15/24)	961	1,008,800
3.80%, 02/01/24 (Call 11/01/23)	668	700,505
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)(a)	561	577,168
4.10%, 10/01/24 (Call 07/01/24)	168	178,520
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	301	317,450
3.85%, 02/01/25 (Call 11/01/24)	605	644,283
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	253	262,680
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	10	10,559
4.15%, 04/01/25 (Call 01/01/25)	594	636,821
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	235	237,959
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	160	158,459
3.15%, 07/15/23 (Call 06/15/23)	178	184,054
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.20%, 09/01/24 (Call 07/01/24)	$275	$287,922
3.70%, 06/15/26 (Call 03/15/26)	10	10,753
4.45%, 02/15/26 (Call 11/15/25)	30	32,986
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	641	664,570
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	246	262,425
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,284	1,247,714
1.25%, 07/15/25 (Call 06/15/25)	1,323	1,301,567
1.45%, 05/15/26 (Call 04/15/26)	660	644,417
2.63%, 11/18/24 (Call 10/18/24)	1,902	1,961,533
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	273	280,057
3.38%, 06/01/25 (Call 03/01/25)	46	48,931
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	247	260,261
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	407	448,648
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	24	25,405
4.00%, 06/01/25 (Call 03/01/25)	326	352,533
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	447	469,337
Series D, 3.75%, 10/15/23 (Call 12/08/21)	274	287,503
Series E, 4.00%, 06/15/25 (Call 03/15/25)	510	541,273
Series F, 4.50%, 02/01/26 (Call 11/01/25)	500	541,105
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	584	614,572
4.38%, 10/01/25 (Call 07/01/25)	158	172,865
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	305	314,516
3.13%, 06/01/23 (Call 03/01/23)	170	174,911
3.30%, 02/01/25 (Call 12/01/24)	438	462,857
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	815	862,677
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	5	5,138
4.45%, 03/15/24 (Call 12/15/23)	133	140,500
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	107	113,929
3.88%, 04/15/25 (Call 02/15/25)	273	295,263
4.65%, 08/01/23 (Call 05/01/23)	1	1,056
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	927	946,161
2.75%, 06/01/23 (Call 03/01/23)	141	144,519
3.38%, 10/01/24 (Call 07/01/24)	437	461,918
3.50%, 09/01/25 (Call 06/01/25)	505	540,360
3.75%, 02/01/24 (Call 11/01/23)(a)	249	261,891
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	474	497,994
4.25%, 02/01/26 (Call 11/01/25)	215	230,125
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	10	10,249
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	820	848,962
3.50%, 04/15/24 (Call 03/15/24)	579	609,108
3.50%, 02/01/25 (Call 11/01/24)	418	442,474
3.75%, 05/01/24 (Call 02/01/24)	614	646,603
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	1,023	1,077,291
4.00%, 06/01/25 (Call 03/01/25)	803	865,297

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.50%, 01/15/24 (Call 10/15/23)	$190	$201,921
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	115	123,116
4.60%, 04/01/24 (Call 01/01/24)	300	320,238
		36,660,612
Retail — 2.6%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)(a)	551	580,501
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	114	120,398
3.63%, 04/15/25 (Call 03/15/25)	1,216	1,300,597
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	319	343,774
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	100	103,146
2.70%, 04/01/23 (Call 01/01/23)(a)	1,880	1,923,729
3.00%, 04/01/26 (Call 01/01/26)	605	643,889
3.35%, 09/15/25 (Call 06/15/25)	979	1,049,047
3.75%, 02/15/24 (Call 11/15/23)	1,109	1,171,281
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	550	572,204
3.13%, 09/15/24 (Call 06/15/24)	873	919,182
3.38%, 09/15/25 (Call 06/15/25)	650	695,285
3.88%, 09/15/23 (Call 06/15/23)	220	230,358
4.00%, 04/15/25 (Call 03/15/25)	776	841,518
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	266	267,170
3.25%, 06/10/24	95	100,165
3.30%, 07/01/25 (Call 06/01/25)	272	289,764
3.38%, 05/26/25 (Call 02/26/25)	350	372,509
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	761	837,716
Starbucks Corp.
3.80%, 08/15/25 (Call 06/15/25)	373	402,963
3.85%, 10/01/23 (Call 07/01/23)	177	185,427
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	6,216	6,410,685
2.50%, 04/15/26(a)	6,937	7,278,717
3.50%, 07/01/24	1,570	1,668,941
		28,308,966
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)(b)	410	441,664

Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23(a)	384	407,635
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,303	2,515,797
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	1,270	1,332,040
2.70%, 12/15/22	569	581,666
2.88%, 05/11/24 (Call 03/11/24)(a)	1,087	1,134,567
3.40%, 03/25/25 (Call 02/25/25)	695	740,432
3.70%, 07/29/25 (Call 04/29/25)	540	583,610
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	335	360,587
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	25	27,020
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(d)	1,085	1,233,081
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(a)(d)	466	482,888
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	55	54,370
1.38%, 03/12/25 (Call 02/12/25)	2,835	2,858,360
2.25%, 05/01/23 (Call 02/01/23)	751	765,404
	Par
Security	(000)	Value

Semiconductors (continued)
2.63%, 05/15/24 (Call 03/15/24)	$1,607	$1,669,111
		14,746,568
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	390	414,995

Software — 3.7%
Adobe Inc.
1.70%, 02/01/23(a)	230	233,070
1.90%, 02/01/25 (Call 01/01/25)	544	555,696
3.25%, 02/01/25 (Call 11/01/24)	962	1,018,623
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	121	123,673
4.38%, 06/15/25 (Call 03/15/25)	474	518,352
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	800	864,904
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	1,605	1,558,407
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	90	101,038
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	218	225,615
3.85%, 06/01/25 (Call 03/01/25)	265	283,884
Intuit Inc.
0.65%, 07/15/23	955	953,625
0.95%, 07/15/25 (Call 06/15/25)(a)	4,126	4,076,282
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,742	1,779,000
2.38%, 05/01/23 (Call 02/01/23)	730	745,432
2.40%, 08/08/26 (Call 05/08/26)	3,505	3,657,818
2.70%, 02/12/25 (Call 11/12/24)(a)	1,949	2,044,404
2.88%, 02/06/24 (Call 12/06/23)	2,468	2,568,941
3.13%, 11/03/25 (Call 08/03/25)	2,891	3,085,073
3.63%, 12/15/23 (Call 09/15/23)	2,240	2,358,362
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	580	598,044
2.95%, 05/15/25 (Call 02/15/25)	462	482,568
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	494	482,351
2.35%, 09/15/24 (Call 08/15/24)	720	741,283
3.65%, 09/15/23 (Call 08/15/23)	836	874,197
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	4,839	4,999,703
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	3,835	3,750,477
4.50%, 05/15/25 (Call 04/15/25)	1,036	1,131,467
		39,812,289
Telecommunications — 1.8%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	458	486,336
3.60%, 07/15/25 (Call 04/15/25)	100	107,121
3.80%, 03/01/24 (Call 01/01/24)(a)	117	123,472
3.90%, 03/11/24 (Call 12/11/23)	287	302,512
3.95%, 01/15/25 (Call 10/15/24)	80	85,869
4.05%, 12/15/23	99	105,187
4.45%, 04/01/24 (Call 01/01/24)	220	235,182
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,192	1,268,026
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	1,833	1,880,310
2.60%, 02/28/23	255	261,464
3.50%, 06/15/25	1,849	2,000,636
3.63%, 03/04/24	1,165	1,237,929

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Motorola Solutions Inc., 4.00%, 09/01/24	$1,099	$1,172,468
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	789	805,593
3.63%, 12/15/25 (Call 09/15/25)	1,275	1,362,146
4.10%, 10/01/23 (Call 07/01/23)(a)	1,008	1,056,192
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	806	853,280
Verizon Communications Inc.
2.63%, 08/15/26	555	578,121
3.38%, 02/15/25	381	404,641
3.50%, 11/01/24 (Call 08/01/24)	244	259,426
Vodafone Group PLC
2.95%, 02/19/23	1,530	1,568,633
3.75%, 01/16/24(a)	256	271,071
4.13%, 05/30/25	2,383	2,593,872
		19,019,487
Toys, Games & Hobbies — 0.4%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	1,536	1,605,074
3.55%, 11/19/26 (Call 09/19/26)	2,000	2,149,100
		3,754,174
Transportation — 1.9%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26),
(3 mo. LIBOR US + 2.350%)(b)	2	2,260
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	322	337,488
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	335	351,000
4.45%, 03/15/23 (Call 12/15/22)	95	98,596
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	417	440,886
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)(a)	597	613,722
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	197	201,036
2.90%, 06/15/26 (Call 03/15/26)	45	47,430
3.65%, 08/01/25 (Call 06/01/25)	55	59,185
3.85%, 01/15/24 (Call 10/15/23)	316	332,606
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	3,191	3,298,537
3.35%, 09/01/25 (Call 08/01/25)	1,501	1,596,163
3.40%, 03/01/23 (Call 02/01/23)	759	782,020
3.65%, 03/18/24 (Call 02/18/24)	2,629	2,776,592
3.75%, 06/09/23 (Call 05/09/23)	2,830	2,945,521
3.88%, 12/01/23 (Call 11/01/23)	2,199	2,319,131
4.63%, 06/01/25 (Call 05/01/25)	1,082	1,193,143
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	123	125,732
3.15%, 03/01/24 (Call 02/01/24)(a)	153	160,240
3.25%, 01/15/25 (Call 10/15/24)	132	139,641
3.25%, 08/15/25 (Call 05/15/25)	192	205,085
3.50%, 06/08/23 (Call 05/08/23)	115	119,642
3.65%, 02/15/24 (Call 11/15/23)	180	189,286
3.75%, 03/15/24 (Call 12/15/23)	30	31,666
3.75%, 07/15/25 (Call 05/15/25)	113	122,299
	Par/ Shares
Security	(000)	Value

Transportation (continued)
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	$287	$295,748
2.50%, 04/01/23 (Call 03/01/23)	239	244,394
2.80%, 11/15/24 (Call 09/15/24)	220	230,296
3.90%, 04/01/25 (Call 03/01/25)	954	1,033,316
		20,292,661
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	293	307,090
4.35%, 02/15/24 (Call 01/15/24)(a)	295	314,677
		621,767
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)(a)	40	39,475

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	372	394,458
3.85%, 03/01/24 (Call 12/01/23)	110	116,205
		510,663
Total Corporate Bonds & Notes — 98.7%
(Cost: $1,064,336,666)		1,057,515,934

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	28,438	28,449,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	7,480	7,480,000
		35,929,369

Total Short-Term Investments — 3.3%
(Cost: $35,925,750)		35,929,369

Total Investments in Securities — 102.0%
(Cost: $1,100,262,416)		1,093,445,303

Other Assets, Less Liabilities — (2.0)%		(21,938,189)

Net Assets — 100.0%		$1,071,507,114

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,259,474	$—		$(802,766	)(a)	$(4,613)	$(2,726)	$28,449,369	28,438	$43,805	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,216,000	1,264,000	(a)	—		—	—	7,480,000	7,480	441		—
						$(4,613)	$(2,726)	$35,929,369		$44,246		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,057,515,934	$—	$1,057,515,934
Money Market Funds	35,929,369	—	—	35,929,369
	$35,929,369	$1,057,515,934	$—	$1,093,445,303

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate